Deferred Income Tax - Schedule of Deferred Income Tax (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Deferred income tax assets	£ 52	£ 35
Deferred income tax liabilities	(63)	(46)
Net deferred income tax liability	£ (11)	£ (11)